Revenues- Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Revenues
Customer advances and deferred revenues	¥ 2,423,190	$ 371,370	¥ 605,970
Payable to merchants	224,896	$ 34,467	116,557
Customer liability	¥ 651,877		¥ 219,017